Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 640,000
Previously Paid Amount	0.00
Total Fee Amount	88.38
Total Offset Amount	0.00
Net Fee	88.38
Narrative - Max Aggregate Offering Price	$ 640,000
Final Prospectus	true